DEFINED CONTRIBUTION PLANS EXPENSE	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLANS EXPENSE

16.	DEFINED CONTRIBUTION PLANS EXPENSE

The Company contributes to defined contribution plans for all eligible employees. The Company recorded expenses of approximately $5.0 million, $5.1 million and $4.9 million for the years ended December 31, 2020, 2019 and 2018, respectively. Employer contributions are accrued as earned by the employees.